Financial risk management (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 3,464	$ 9,325	$ 24,055
Restricted cash	681	335
Trade and other receivables	7,712	6,631
Derivative instruments	35
Convertible loan receivable	1,922
Convertible loans payable	2,972
Pre-payment facility	11,110	15,000
Derivative warrant liability	711
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	3,464	9,325
Restricted cash	681	335
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	7,712	6,631
Derivative instruments	35
Convertible loan receivable	1,977
Convertible loans payable	4,032
Pre-payment facility	11,110	15,000
Derivative warrant liability	$ 711